Correction of errors (Tables)	12 Months Ended
Dec. 31, 2018
Correction Of Errors Tables Abstract
Schedule of financial statements

	December 31, 2017
Statement of profit and other comprehensive income (extract)	As previously reported	Adjustments	As currently reported
	RMB’000	RMB’000	RMB’000

Interest expense (note 30.1)	(38,140)	4,349	(33,791)
Total interest expense	(38,814)	4,349	(34,465)

General and administrative (note 30.2)	(26,720)	(8,175)	(34,895)
Total operating costs and expenses	(29,858)	(8,175)	(38,033)

Profit before income taxes (notes 30.1 and 30.2)	48,202	(3,826)	44,376
Income tax expense (notes 30.3 and 30.4)	(14,636)	(914)	(15,550)
Net profit	33,566	(4,740)	28,826
Basic and diluted earnings per share (note 30.5)	0.14	(0.04)	0.10

Balance sheet (extract)	As of December 31, 2017
		Restatement Adjustments
	As previously reported	Adjustments	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000	RMB’000
Current assets
Prepaid expenses and others (note 30.6)	15,411	-	(14,928)	483
Total current assets	868,146	-	(14,928)	853,218

Non-current assets
Prepayment for a property (note 30.6)	-	-	14,928	14,928
Deferred tax asset (note 30.5)	645	(645)	-	-
Total non-current assets	983	(645)	14,928	15,266

Total assets	869,129	(645)	-	868,484

Current liabilities
Income taxes payable (note 30.3)	14,851	269	-	15,120
Interest payable (note 30.1)	4,560	(731)	-	3,829
Other payable (notes 30.1 and 30.2)	15,730	10,986	-	26,716
Total current liabilities	265,076	10,524	-	275,600
Shareholders’ equity
Additional paid-in capital (note 30.2)	388,317	(5,143)	-	383,174
Statutory reserve (note 30.7)	7,751	-	5,614	13,365
General risk reserve (note 30.7)	5,891	-	3,926	9,817
Retained earnings	80,958	(3,792)	(9,540)	67,626
Non-controlling interests in equity	120,811	(2,234)	-	118,577
Total shareholders’ equity	604,053	(11,169)	-	592,884

Total equity and liabilities	869,129	(645)	-	868,484

	December 31, 2017
Cash flow Statement (extract)	As previously reported	Adjustments	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000	RMB’000

Cash flow from operating activities
Profit before income taxes (notes 30.1 and 30.2)	48,202	(3,826)	-	44,376
Credit impairment losses	6,402	-	(2,822)	3,580
Operating profit before changes in working capital	55,045	(3,826)	(2,822)	48,397
Interest receivables	(22,309)	-	2,822	(19,487)
Loans receivable (note 30.8)	-	-	(121,040)	(121,040)
Interest payable (note 30.1)	1,333	(731)	-	602
Other payable (notes 30.1 and 30.2)	13,046	10,986	-	24,032
Net cash generated/(used) by operating activities	58,585	6,429	(121,040)	(56,026)
Net cash generated/(used) by operating activities	44,192	6,429	(121,040)	(70,419)

Cash flow from investing activities
Originated loan disbursements (note 30.8)	(397,190)	-	397,190	-
Repayments of loans from customers (note 30.8)	276,150	-	(276,150)	-
Net cash used in investing activities (note 30.8)	(135,968)	-	121,040	(14,928)

Cash flow from financing activities
Share issuance expenses (note 30.2)	(9,198)	(6,429)	-	(15,627)
Proceeds received from shareholders’ loans (note 30.9)	14,000	-	38,600	52,600
Repayment of shareholders’ loans (note 30.9)	(4,000)	-	(38,600)	(42,600)
Proceeds received from loans payable (note 30.9)	402,300	-	(38,600)	363,700
Repayment of loans payable (note 30.9)	(386,400)	-	38,600	(347,800)
Net cash generated by financing activities	16,702	(6,429)	-	10,273

	December 31, 2016
Cash flow Statement (extract)	As previously reported	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000

Cash flow from operating activities
Loans receivable (note 30.8)	-	(213,138)	(213,138)
Net cash generated/(used) by operating activities	38,167	(213,138)	(174,971)
Net cash generated/(used) by operating activities	16,708	(213,138)	(196,430)

Cash flow from investing activities
Originated loan disbursements (note 30.8)	(446,264)	446,264	-
Repayments of loans from customers (note 30.8)	233,126	(233,126)	-
Net cash used in investing activities (note 30.8)	(213,138)	213,138	-

Cash flow from financing activities
Proceeds received from shareholders’ loans (note 30.10)	2,000	48,000	50,000
Repayments of shareholders’ loans (note 30.10)	(2,000)	(58,000)	(60,000)
Proceeds received from loans payable (note 30.10)	384,240	(48,000)	336,240
Repayments of loans payable (note 30.10)	(332,990)	58,000	(274,990)